Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Segment Information

Note 9 - Segment Information

The Company operates and manages its business as one operating and reportable segment, which is the business of renewable energy focused on the extraction, refinement and distribution of technical minerals in an environmentally responsible manner. The Company’s chief operating decision maker (“CODM”) is its Chief Executive Officer. The Company’s measure of segment profit or loss is net income. For purposes of evaluating performance and allocating resources, the CODM reviews the financial information and evaluates net income against comparable prior periods and the Company’s forecast.

For the fiscal three months ended March 31, 2025, the CODM regularly receives and reviews the Company’s net income, and significant operating expenses categories, which are integral to the measure of operating performance. The significant expense categories include employee compensation, office operations and professional services. These expenses are presented below as they are included in the net income measure used by the CODM:

	Three Months Ended	Three Months Ended
	March 31,	March 31,
	2025	2024
General and administrative
Wages and related	$(208,747)	$(121,941)
Office operations	(1,611)	(40,759)
Professional services	(47,513)	(98,427)
Other operating expenses	(586)	(2,908)
Total operating expenses	(258,457)	(264,035)
Other Expenses / Income
Gain (loss) on extinguishment of debt	-	(516,083)
Fair value of stock issued for note modification	-	(5,382)
Interest expense	(145,182)	(78,383)
Total other expenses / income	(145,182)	(599,848)
Net Income (Loss)	$(403,639)	$(863,883)

Note 10 - Segment Information

The Company operates and manages its business as one operating and reportable segment, which is the business of renewable energy focused on the extraction, refinement and distribution of technical minerals in an environmentally responsible manner. The Company’s chief operating decision maker (“CODM”) is its Chief Executive Officer. The Company’s measure of segment profit or loss is net income. For purposes of evaluating performance and allocating resources, the CODM reviews the financial information and evaluates net income against comparable prior periods and the Company’s forecast.

For the fiscal year ended December 31, 2024, the CODM regularly receives and reviews the Company’s net income, and significant operating expenses categories, which are integral to the measure of operating performance. The significant expense categories include employee compensation, office operations and professional services. These expenses are presented below as they are included in the net income measure used by the CODM:

	Year Ended December 31,
	2024	2023
General and administrative
Wages and related	$(606,955)	$(604,889)
Office Operations	(312,676)	(312,052)
Professional Services	(536,280)	(1,252,543)
Other Operating Expenses	(112,796)	(284,216)
Total Operating Expenses	$(1,568,707)	$(2,453,700)
Other Expenses / Income
Gain (loss) on extinguishment of debt	(1,842,273)	441,041
Fair value of stock issued for note modification	(449,660)	(168,856)
Interest expense	(446,278)	(203,287)
Total Other Expenses / Income	$(2,738,211)	$68,898
Net Income (Loss)	$(4,306,918)	$(2,384,802)